ORDINARY SHARES (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			36 Months Ended		1 Months Ended
	Dec. 31, 2013 Ordinary shares	Dec. 31, 2012 Ordinary shares	Dec. 31, 2011 Ordinary shares	Dec. 31, 2013 Ordinary shares	Sep. 30, 2011 Ordinary shares	Sep. 30, 2011 ADSs	Dec. 31, 2013 ADSs
ORDINARY SHARES
Number of shares transferred to depositary bank for future exercise of share options and vesting of nonvested shares	3,427,854		1,300,000	4,727,854
Number of shares issued upon exercise of share options				3,460,998
Number of shares issued upon vesting of nonvested shares				1,187,376
Number of shares remaining available for future option exercise or nonvested shares vesting	79,480			79,480
Maximum repurchase amount of outstanding ADSs under the repurchase program						$ 30,000
Equivalent number of shares for each American Depositary Share					2
Number of shares repurchased	0	4,155,864	5,210,168
Average price per ADS repurchase (in dollars per share)		$ 1.75	$ 1.70
Aggregate cost							$ 16,124